Share Repurchases (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of shares repurchased
Shares of treasury stock

Shares and dollars in millions	Shares	Amount
Balance at December 31, 2015	33.0	$769
Treasury stock acquired, net of ESPP shares issued	0.1	—
Balance at December 31, 2016	33.1	769
Treasury stock acquired, net of ESPP shares issued	3.4	49
Balance at December 31, 2017	36.5	$818
The table below presents information on our annual share repurchases activity under these programs:

	Year ending December 31, 2017
	Number of Shares	Average Price per Share	Dollars in Millions
Repurchases under the $350 million authorized share repurchase program	3,310,675	$14.93	$49
Repurchases under the existing share maintenance program	34,691	14.93	1
Withheld to cover shares	190,838	15.57	3
Total	3,536,204	$14.96	$53

	Year ending December 31, 2016
	Number of Shares	Average Price per Share	Dollars in Millions
Repurchases under the $350 million authorized share repurchase program	—	n/a	$—
Repurchases under the existing share maintenance program	—	n/a	—
Withheld to cover shares	249,891	14.93	4
Total	249,891	$14.93	$4